Accounts receivable	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable
Amounts receivable from customers relate to management, incentive, placement, performance fees, reimbursement of expenses from investment funds, and financial advisory services. The Group has not recorded write-offs or allowances for uncollectible accounts receivable for the periods presented in these consolidated financial statements.

	December 31, 2024	December 31, 2023

Current (a) (b)	217,132	127,363
Non-current (c) (d)	16,402	14,900
Accounts receivable	233,534	142,263

(a)Account receivable balances include US$65.6 million (December 31, 2023: US$86.7 million) postponed collections of management fees. The postponed balances relate largely to BPE VI LP. (“PBPE Fund IV”) and Alpha Co-Investment Fund. Renegotiations and postponement of these collections commenced in prior periods and the management fees were recognized as receivable in prior years. The renegotiated and postponed balances as of December 31, 2024, are expected to be recovered over the next twelve months subject to the timing of the realization of underlying investment fund assets and the estimated cash needs of the investment funds over the next twelve months. Management has evaluated and concluded that no allowances for uncollectible accounts needs to be recorded supported by contracts and commitments of the investors of the funds and that the funds have significant investments to be realized that will generate sufficient cash to settle the outstanding balances with the Group.
(b)The table below reflects the postponed balances as of December 31, 2024, and related revenue from management fees recognized in 2024, 2023 and 2022, the remaining balance were recognized before the year ended December 31, 2022.

Fund Structure	Postponed balance as of December 31, 2024	Year Revenue recognized (millions)

PBPE Fund IV	US$ 65.4 million	2024: US$ 4.4
2023: US$ 13.2
2022: US$ 18.1
Alpha Co-Investment Fund	US$ 0.2 million	2024: nil
2023: nil
2022: US$ 0.1

(c)Current accounts receivable includes US$59.7 million in performance fees from Patria Infrastructure Fund III. The amount was received on February 28, 2025. Furthermore, the balance for December 31, 2024, includes US$ 29.9 million for Tria that relates to maturing energy trading contracts to be settled (2024 was the first operating year for Tria).
(d)Non-current accounts receivable as of December 31, 2024, mainly relate to the Lavoro asset-linked receivable of US$12.3 million as disclosed under note 12(b). No interest is charged on non-current accounts receivable as the Lavoro asset-linked receivable is recognized at fair value. The present value adjustment on the remainder of the non-current accounts receivable balance using the effective interest rate method at the date of initial recognition is insignificant.